CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income for the year	$ 22,571	$ 6,761
Adjustment for Non-cash Items
Other (gains) losses	0	(1,636)
Depreciation	22,511	17,507
Share-based payments	3,135	1,638
Unrealized foreign exchange loss (gain)	324	(12,750)
Finance costs	1,135	1,350
Interest income	(403)	(1,148)
Income tax expense	5,430	139
Deferred income tax expense	3,758	823
Income tax paid	(3,099)	(619)
Cash Provided Before Working Capital Items	55,362	12,065
Change in amounts receivable	(5,447)	(14,378)
Change in inventory	(11,047)	(16,215)
Change in vanadium products	0	5,036
Change in prepaid expenses	(3,155)	(2,356)
Change in accounts payable and accrued liabilities	1,818	(46,883)
Change in deferred revenue	2,246	3,223
Net Cash Provided by (Used in) Operating Activities	39,777	(59,508)
Financing Activities
Receipt of debt	15,000	24,788
Repayment of debt	(24,788)	0
Interest received	403	1,135
Finance lease payments	(230)	0
Change in restricted cash	(448)	76
Issuance of common shares	3,161	4,233
Net Cash (Used in) Provided by Financing Activities	(6,902)	30,232
Investing Activities
Mine properties, plant and equipment	(27,399)	(18,106)
Net Cash Used in Investing Activities	(27,399)	(18,106)
Effect of foreign exchange on cash	(831)	(972)
Net Change in Cash	4,645	(48,354)
Cash position – beginning of the year	79,145	127,499
Cash Position – end of the year	$ 83,790	$ 79,145